Loans to Third Parties	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Loans to Third Parties

NOTE 5. LOANS TO THIRD PARTIES

The Company lends their own funds to eligible third parties occasionally and receives interest income to better utilize the Company’s cash.

Loans to third parties consisted of direct loans and entrusted loan as follows:

	As of December 31, 2019	As of December 31, 2018

Direct loans to third parties	$12,200,000	$12,000,000
Entrusted loans to third parties	34,402,684	34,969,111
Impairment on uncollectable loans	(41,802,684)	(7,119,594)
Total loans to third parties	$4,800,000	$39,849,517

Direct loans

The Company lends their own funds directly to third parties. The detailed direct loan information as of December 31, 2019 is as follows:

Borrower	Amount	Annual Interest rate	Due dates
A	$4,000,000	5%	Aug 7, 2020
B	5,000,000	15%	Jan 28, 2019
C	3,000,000	5%	Jul 6, 2020
C	200,000	5%	Dec 26, 2020
Total	$12,200,000

The detailed direct loan information as of December 31, 2018 is as follows:

Borrower	Amount	Annual Interest rate	Due dates
A	$4,000,000	5%	August 6,2019
B	5,000,000	15%	January 28,2019
C	3,000,000	5%	July 6,2019
Total	$12,000,000

Management assessed the collectability of loans to third parties and determined that an impairment of $7,400,000 was required as of December 31, 2019. The interest income from such direct loans was $422,284, $1,133,407 and $1,865,426 for the years ended December 31, 2019, 2018 and 2017, respectively.

Entrusted loans

The Company also deposits (“entrust”) its funds in trust accounts with certain bank lenders, who will, in turn, make loans to borrowers.

The balance of entrusted loans as of December 31, 2019 was $34,402,684 to four borrowers. The detailed entrusted loan information as of December 31, 2019 is as follows:

Borrower	Amount	Annual Interest rate	Due dates
A	$2,866,890	16%	October 23, 2018
A	5,733,781	16%	December 26, 2018
B	4,300,335	16%	May 30, 2019
B	5,017,058	16%	July 27, 2019
C	7,167,225	16%	June 9, 2019
C	5,733,781	16%	July 9, 2019
D	3,583,614	16%	September 7, 2019
Total	$34,402,684

The balance of entrusted loans as of December 31, 2018 was $34,969,111 to four borrowers. The detailed entrusted loan information as of December 31, 2018 is as follows:

Borrower	Amount	Annual Interest rate	Due dates
A	$2,914,093	16%	October 23, 2018
A	5,828,185	16%	December 26, 2018
B	4,371,139	16%	May 30, 2019
B	5,099,662	16%	July 27, 2019
C	7,285,231	16%	June 5, 2019
C	5,828,185	16%	July 9, 2019
D	3,642,616	16%	September 7, 2019
Total	$34,969,111

$34,402,684 of the entrusted loan balance as of December 31, 2019 due from all borrower was not collected subsequently. Management assessed the collectability of these entrusted loans and determined that an impairment of $34,402,684 was required as of December 31, 2019.

The interest income from such entrusted loans was $2,043,124, $5,109,237 and $2,205,173 for the years ended December 31, 2019, 2018and 2017.